Summary Prospectus – April 28, 2014

JNL/Franklin Templeton Global Multisector Bond Fund
Class A and B

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 28, 2014, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective. The investment objective of the Fund is to seek total investment return consisting of a combination of interest income, capital appreciation, and currency gains.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.74%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses3	0.15%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	1.11%
Less Waiver/Reimbursement2	-0.01%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	1.10%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.74%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses3	0.15%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.91%
Less Waiver/Reimbursement2	-0.01%
Total Annual Fund OperatingExpenses After Waiver/Reimbursement	0.90%

1
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

2
Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets up to $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

3	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$112	$352	$611	$1,351

Class B
1 year	3 years	5 years	10 years
$92	$289	$503	$1,119

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2013 – 12/31/2013	26%

Period	Class B
1/1/2013 – 12/31/2013	26%

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund may buy bonds rated in any category, including securities in default. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the Sub-Adviser’s outlook on changing market, economic, and political conditions.

The Fund may invest in fixed income securities of any credit quality, including below investment grade or high-yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund may frequently invest up to 50% of its assets in high-yield securities.

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The result of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including interest/bond futures and interest rate swap agreements. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

The Sub-Adviser allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The Sub-Adviser may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the Sub-Adviser believes another security is a more attractive investment opportunity.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•
Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

•
Derivatives risk – Investing in derivative instruments, such as swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other over-the-counter contracts, and certain exchange-traded funds, involves risks, including liquidity, market, counterparty, credit, and currency risks, mispricing or improper valuation.  Changes in the value of the derivative may not move as expected relative to the value of the assets, rates, or indices the derivative is designed to track, and the Fund could lose more than the principal amount invested.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Floating rate corporate loans risk – Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Some of these loans may be “covenant lite” loans which do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Income risk – Which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income may be based on short-term interest rates – which can fluctuate significantly over short periods – income risk is expected to be high.  The Fund’s distributions to shareholders may decline when interest rates fall.

•
Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 7.05%; Worst Quarter (ended 6/30/2013): -2.56%

Class B

Best Quarter (ended 3/31/2012): 7.15%; Worst Quarter (ended 6/30/2013): -2.55%

Average Annual Total Returns as of December 31, 2013
	1 year	Life of Fund (December 12, 2011)
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)	3.53%	10.52%
Barclays Multiverse Bond Index	-2.19%	1.49%

Average Annual Total Returns as of December 31, 2013
	1 year	Life of Class (December 12, 2011)
JNL/Franklin Templeton Global Multisector Bond Fund (Class B)	3.75%	10.73%
Barclays Multiverse Bond Index	-2.19%	1.49%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Hasenstab, Ph.D.	2011	Senior Vice President and Portfolio Manager
Canyon Chan, CFA	2011	Senior Vice President and Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.